Interest in Other Entities (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands																													1 Months Ended																																	4 Months Ended	6 Months Ended				12 Months Ended
	Oct. 14, 2022 USD ($)	Aug. 30, 2022 shares	Jul. 08, 2022 shares	May 09, 2022	May 08, 2022 USD ($)	May 03, 2022 USD ($)	Apr. 07, 2022 USD ($)	Feb. 03, 2022	Feb. 02, 2022 USD ($)	Jan. 28, 2022 USD ($) shares	Dec. 22, 2021 USD ($) shares	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 14, 2021	Jul. 09, 2021 USD ($)	Jul. 05, 2021 USD ($)	Jul. 05, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2021 USD ($)	May 10, 2021 USD ($)	Mar. 09, 2021 USD ($) shares	Feb. 04, 2021	Feb. 02, 2021 USD ($)	Jan. 07, 2021	Jan. 02, 2021	Oct. 14, 2020	Oct. 08, 2020 USD ($)	Jan. 19, 2020 USD ($) shares	Nov. 01, 2018 shares	Jun. 17, 2022 shares	May 25, 2022 shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 06, 2022 ILS (₪)	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($)	Feb. 17, 2022 shares	Jan. 31, 2022 USD ($)	Jan. 27, 2022 USD ($)	Dec. 30, 2021 ILS (₪)	Nov. 30, 2021 USD ($)	Nov. 23, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 22, 2021 USD ($)	Aug. 25, 2021 USD ($) shares	Jul. 31, 2021 USD ($)	Jul. 23, 2021 USD ($)	Jun. 28, 2021 shares	Apr. 30, 2021	Mar. 31, 2021 USD ($) shares	Mar. 30, 2021 ILS (₪) ₪ / shares	Mar. 25, 2021 USD ($) shares	Mar. 25, 2021 ILS (₪) shares	Mar. 22, 2021 USD ($) $ / shares shares	Feb. 19, 2021	Dec. 18, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 ILS (₪)	Sep. 30, 2020	Jul. 31, 2020 USD ($) shares	Mar. 24, 2020 shares	Jun. 19, 2019 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2021 USD ($)	Jul. 02, 2022	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($) shares	Jan. 19, 2021 shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 ILS (₪) shares	Jun. 21, 2022 USD ($) shares	Jun. 21, 2022 ILS (₪) shares	Jun. 02, 2022 USD ($)	Apr. 26, 2022 USD ($)	Mar. 11, 2022 USD ($)	Jan. 28, 2022 AUD ($) shares	Jan. 19, 2022 shares
Interest in Other Entities (Details) [Line Items]
Voting percentage																																		50.00%																			50.00%
Holdings interest percentage																																		38.03%
Number of warrant exercise price per share (in Dollars per share) | $ / shares																																		$ 4
Common stock equal shares percentage																																																					135.00%
Interest percentage																																								4.00%								28.06%															5.63%		5.63%
Total fair value																																																														$ 11,465	$ 11,465
Additional gain																																																															$ 97,000
Warrant description																																																															During February and June 2021, the Company exercised 37,349 and 43,749 Warrants A, respectively, for a total exercise price of USD 234 thousand. In addition, 185,271 Warrants B were exercised by others. During November 2021, 192,220 Warrants A were exercised. During 2021, 878,462 Warrants B were expired. As of December 31, 2021, all Warrants A were exercised, and 459,137 Warrants B remained and expired on May 18, 2022 As of December 31, 2021 and As of June 30, 2022, the Company owns approximately 27.02% of the outstanding common stock of ScoutCam.		During February and June 2021, the Company exercised 37,349 and 43,749 Warrants A, respectively, for a total exercise price of USD 234 thousand. In addition, 185,271 Warrants B were exercised by others. During November 2021, 192,220 Warrants A were exercised. During 2021, 878,462 Warrants B were expired. As of December 31, 2021, all Warrants A were exercised, and 459,137 Warrants B remained and expired on May 18, 2022 As of December 31, 2021 and As of June 30, 2022, the Company owns approximately 27.02% of the outstanding common stock of ScoutCam.
Purchase agreement, description																									October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested USD 750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital. The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. The Milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”), and the loan was valued at USD 204 thousand. According to the loan agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company approval. The Company extended the Initial Advance on account of its commitment to lend up to USD 1,250 thousand. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equal monthly installments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.
Eventer, description																																																															Eventer completed a finance round of an USD 2,250 thousand (NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further indicated that the investment proceeds which paid by Keshet to be netted by USD 1,250 thousands that will be paid for the above-mentioned advertising services. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Following lack of usage of advertising services by Eventer till 30 June, 2022 Eventer and Keshet agreed to extend the entitlement period till December 31, 2022, such that the original volume would be utilized. As the extension in time period is not entitling Eventer to additional advertisement services, there is no additional benefit given to Eventer . Consequently, the Company held 47.69% of Eventer issued and outstanding share capital. The transaction was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest.		Eventer completed a finance round of an USD 2,250 thousand (NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further indicated that the investment proceeds which paid by Keshet to be netted by USD 1,250 thousands that will be paid for the above-mentioned advertising services. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Following lack of usage of advertising services by Eventer till 30 June, 2022 Eventer and Keshet agreed to extend the entitlement period till December 31, 2022, such that the original volume would be utilized. As the extension in time period is not entitling Eventer to additional advertisement services, there is no additional benefit given to Eventer . Consequently, the Company held 47.69% of Eventer issued and outstanding share capital. The transaction was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest.
Finance round amount																																																			$ 2,250,000	₪ 7,300
Investors |shares (in Shares) | shares																														65,310																					146,637	146,637
Outstanding share capital percentage																					2.00%																														20.00%	20.00%
Advertising services																																																															$ 1,250,000		₪ 4,000
Expected term over the period																																																															1 year		1 year
Adjusted downward percentage																																																															50.00%		50.00%
Received shares (in Shares) | shares																														19,518
Eventer decreased interest rate percentage																														46.21%
Loan amount																																								$ 250,000
Development services																																																								$ 1,500,000	₪ 4,280
Revenues percentage																																																								8.00%	8.00%
Agreement with Screenz Cross Media Ltd description																																							On December 30, 2021, the Board of Directors approved an amendment to the agreement between Eventer and Screenz effective September 30, 2021 (the “Effective Date”). As per the amendment, instead of USD 1,500, Eventer will pay in exchange for the license an aggregate amount of USD 1,800 thousand, and the repayment term is to be extended to a period of three years, in monthly installments of approximately USD 50 each. Eventer evaluated the change in the terms of the commitment in accordance with IFRS 9 and concluded that the change was material. As of the Effective Date Eventer’s debt to Screenz was USD 1,300 thousand. The fair value of the debt as of September 30, 2021, was valued at USD 1,415 thousands. The difference between the carrying value of the payable balance immediately prior to the Effective Date and the fair value of the debt amounted to USD 115 thousands and recorded as finance loss.
Eventer total amount																																																															$ 1,110,000					$ 1,217,000
Finance costs																																																																				470,000
Salary amount (in New Shekels) | ₪																																																		₪ 33
Exercise price (in New Shekels per share) | ₪ / shares																																																		₪ 0.001
over the period																					3 years																													3 years
Risk-free interest rate																					0.49%																																										0.15%		0.15%
Exercise price																					0.00%																																										0.00%		0.00%						28.06%
Expected volatility																					47.02%																																										47.02%		47.02%
Forecasted life																					5 years																																										10 years		10 years
Eventer’s board of directors description																					On February 4, 2021, the Eventer’s Board of Directors approved a contractual agreement with Mr. Liron Carmel as the Chairman of the Board of Directors of Eventer. According to the agreement, the engagement between Eventer and Mr. Carmel commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand. In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares that will constitute approximately 2% of the Eventer’s issued and outstanding ordinary shares immediately after the public offering is completed as options grant. The options shall vest over a period of three years, commencing the engagement date. The exercise price of 50% of the options granted will be equal the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering price. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years. The value of this grant was estimated at approximately NIS 277 thousand. For the year ended December 31, 2021, approximately NIS 186 thousand were recognized and recorded as expenses. For the six months ended June 30, 2022, approximately NIS 43 thousand were recognized and recorded as expenses.																													On March 30, 2021, Eventer’s Board of Directors approved a contractual agreement with Round Robin Ltd. which one of the founding partners of Eventer. The date of the commencement of the agreement is January 1, 2021. Under the agreement, Round Robin Ltd. will provide Eventer with 12 monthly hours of technological consulting, and in exchange, Eventer will grant Round Robin Ltd. 29,944 options to purchase one share at exercise price of 0.001 NIS per share. The options shall vest over a period of three years commencing the engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.15%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 10 years.
Estimated value (in New Shekels) | ₪																																																																										₪ 1,668
Recognized expenses (in New Shekels) | ₪																																																																	₪ 254					₪ 1,123
Exercise price percentage																					50.00%
Public offering percentage																					50.00%
Estimated amount (in New Shekels)																																																															$ 220,000
Granted amount (in New Shekels) | ₪																																							₪ 8
Bonus amount																																					$ 90,000																													$ 60,000
Aggregate in restricted amount																										$ 750,000
Financing arrangement, description																										Also, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’ stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such acquisition financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’ stockholders.
Extended loan amount																						$ 3,760,000				$ 250,000
Annual interest																						4.00%				4.00%
Invested amount																			$ 5,400,000
Hold share percentage																			50.03%
Fair value amount																																														$ 32,967
Loans amount						$ 940,000																$ 940,000
outstanding loans amount						109,000
Dividing paid amount						10,000,000
loans received																																											$ 153,000
Repayment of previous amazon loan balance																																											$ 14,000
Annual interest rate				9.99%											10.00%																												9.99%																								10.00%
Additional interest rate																1.00%	1.00%
Shares aggregate value															$ 125,000	$ 125,000
Fair value of option liability																																																															31,000
Revaluation of the liability																		$ 31,500																																																31,500		$ 37,500
Financial gain amount																																									$ 7,000
Principal of loans														$ 375,000
Provide for line of credit																																			$ 400,000
Financing rate																																			3.25%
DeferredOfferingCost																																																															$ 497,000
Ordinary shares outstanding (in Shares) | shares																																																														24,591,470	24,591,470					23,850,128						24,591,470
Shares issued (in Shares) | shares																																																														24,591,470	24,591,470					23,850,128						24,591,470
Ordinary shares reserved exercise option shares (in Shares) | shares																																				1,307,027
Description of ordinary shares and incentive plan																																																															On February 17, 2022, Jeffs’ Brands board of directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of Jeffs’ Brands ordinary shares received 664.0547 (prior to adjustments for subsequent reverse share split) ordinary shares for every one ordinary share held as of such date, resulting in an aggregate issuance by Jeffs’ Brands of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date.		On February 17, 2022, Jeffs’ Brands board of directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of Jeffs’ Brands ordinary shares received 664.0547 (prior to adjustments for subsequent reverse share split) ordinary shares for every one ordinary share held as of such date, resulting in an aggregate issuance by Jeffs’ Brands of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date.
Reverse shares																																																															$ 43,567,567
Authorized share capital						2,893,125,000																																																								[1]		[1]					[1]
Investment amount																				$ 546,000																																									$ 5,000,000
Warrants to purchase shares (in Shares) | shares																																		333,334
Conversion Option Exercise Price																																																															8.18%		8.18%
Description of issued and outstanding percentages																																																															As of February 28, 2022 and June 30, 2022 the structure of Gix Internet comprised of: 78% of the outstanding and issued shares of Gix Media , 58% of the outstanding and issued shares of ViewBix Inc. , Gix Media holds 70% of the outstanding and issued shares of Cortex Media Group Ltd.		As of February 28, 2022 and June 30, 2022 the structure of Gix Internet comprised of: 78% of the outstanding and issued shares of Gix Media , 58% of the outstanding and issued shares of ViewBix Inc. , Gix Media holds 70% of the outstanding and issued shares of Cortex Media Group Ltd.
Aggregate Amount																																																															$ 3,858,000		₪ 12,000
Interest							3.45%
Investors lent an aggregate																																																							$ 69,000
Purchased of shares (in Shares) | shares																																																																											3,450,800	3,450,800
Cash consideration										$ 6,000,000																								$ 731,000																																									$ 1,500,000	₪ 5,200				$ 2,235
Interest rate																																		38.03%																												42.69%	42.69%											42.69%
Company gain																											$ 2,025,000																																				$ 2,600,000
Ordinary share (in Shares) | shares			1																															333,334
Total expected consideration (in New Shekels)																																																																	₪ 12,200						$ 4,740,000
Dividend in a total amount																																																														$ 1,303,000
Non-controlling interests																																																	$ 1,672,000													8,047,000	8,047,000					2,243,000			$ 1,672,000
Purchase price									$ 1,595,000																																																					$ 280,000	280,000
Bonds price (in New Shekels) | ₪																																	₪ 1
Total amount																																																															70,000
Amount of pre-money valuation																																																															10,000,000
Options amount																																																															$ 516,000										$ 36,000
Invest an amount																																																																									$ 2,000,000
Completion of an IPO																																																																									3 years
Amount invested					$ 203,000
Discounted percentage																																																															25.00%		25.00%
Discounted rate																																																														20.00%	20.00%											20.00%
Development fees																																																															$ 2,500,000
Cash																		29,642,000																																												$ 22,141,000	$ 22,141,000			29,642,000		$ 24,025,000					$ 22,363,000
Purchase percentage										100.00%																																																				90.00%	90.00%											90.00%						100.00%
ClearMind Medicine Inc description								the Company entered into a subscription agreement with ClearMind , for a private placement pursuant to which ClearMind raised approximately CAD 1.6 million (USD1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement ClearMind issued to the Company 1,987,344 units, at a subscription price of CAD $0.80 (USD $0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of ClearMind . Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousands) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to ClearMind 416,666 shares. The Company holdings in ClearMind issued and outstanding shares is 5.02%.
Exercise price (in Dollars per share) | $ / shares																																																															$ 5.02
Paid transactions												$ 753,000
Exercise shares, par value (in Dollars per share) | $ / shares
Investment, description								8)ClearMind investment – On February 3, 2022, the Company invested in ClearMind USD 1.25 thousands in consideration for 1,987,344 units, comprised of one Common Share and one warrant to purchase one Common Share. Additionally, each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD $2.00 per share. The transaction closed on April 25, 2022.
Jeffs’ Brands [Member]
Interest in Other Entities (Details) [Line Items]
Authorized share capital																																																															$ 100,000,000
Purchase price [Member]
Interest in Other Entities (Details) [Line Items]
Exercise shares, par value (in Dollars per share) | $ / shares												$ 6.05
Jeffs’ Brand [Member]
Interest in Other Entities (Details) [Line Items]
Annual interest rate																																																															50.03%		50.03%			50.03%		50.03%
Shares aggregate value																	$ 125,000
Fair value of option liability																$ 31,000
Revaluation of the liability																		31,500																																												$ 37,500	$ 37,500			31,500
Financial gain amount																																									$ 7,000
DeferredOfferingCost																																																															$ 366,000
Ordinary shares outstanding (in Shares) | shares																																																																				10,000
Shares issued (in Shares) | shares																																																																																	1,765
Ordinary shares issuance issued (in Shares) | shares																																				664.0547
Ordinary shares issuance outstanding (in Shares) | shares																																				664.0547
Authorized share capital						5,352,281,000
Gix Media [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price													70.00%																																																		16.77%		16.77%
Interest rate																																																														4.12%	4.12%											4.12%
Aggregate Amount																																																															$ 3,500,000
Ordinary share (in Shares) | shares																																		116,922
Gix Interne [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price																																										1.41%
Loans (in New Shekels) | ₪																																																																										₪ 3,000
Interest rate																																																														2.92%	2.92%											2.92%
LIBOR [Member]
Interest in Other Entities (Details) [Line Items]
Interest rate																																																														3.20%	3.20%											3.20%
Bank Leumi [Member]
Interest in Other Entities (Details) [Line Items]
Provide for line of credit							$ 1,000,000
SOFR [Member]
Interest in Other Entities (Details) [Line Items]
Interest rate																																																														3.52%	3.52%											3.52%
NonadjustingEvent [Member]
Interest in Other Entities (Details) [Line Items]
Provide for line of credit	$ 3,500,000
Long term loan	$ 6,000,000
Ordinary share (in Shares) | shares																																																															1		1
Exercise price (in Dollars per share) | $ / shares																																																															$ 4.04
Exercise shares, par value (in Dollars per share) | $ / shares																																																														$ 4.16	$ 4.16
NonadjustingEvent [Member] | Mr. Hakmon and L.I.A. Pure Capital Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Covertable shares (in Shares) | shares		1,463,619
Bottom of range [member]
Interest in Other Entities (Details) [Line Items]
Ordinary shares issuance outstanding (in Shares) | shares																													50,000,000
Top of range [member]
Interest in Other Entities (Details) [Line Items]
Ordinary shares issuance outstanding (in Shares) | shares																													200,000,000
IPO [Member]
Interest in Other Entities (Details) [Line Items]
Price per share, percentage																																																																									125.00%
Matomy Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Description of percentage on shares acquired																																																										On December 30, 2019, the Company and ScoutCam consummated a securities exchange agreement (the “Exchange Agreement”), pursuant to which the Company delivered 100% of its holdings in ScoutCam Ltd to ScoutCam in exchange for shares of ScoutCam’s common stock representing 60% of the issued and outstanding share capital of ScoutCam immediately upon the consummation of the Exchange Agreement. Additionally, if ScoutCam achieves an aggregate amount of USD 33 million in sales within the first three years immediately after the Exchange Agreement (“milestone”), ScoutCam will issue to the Company 298,722 shares of ScoutCam’s common stock, which represents 10% of the ScoutCam’s issued and outstanding share capital as of the Exchange Agreement. As of June 30, 2022, the milestone has not yet occurred.
Amount committed to lend up																																																														$ 6,000,000	$ 6,000,000
Additional purchase of shares (in Shares) | shares																																																												1,240,000
Net fair value of the assets and liabilities																		$ 0.0326																																																$ 0.0326
Purchased of shares (in Shares) | shares																																																																											3,171,160	3,171,160
Sale of shares (in Shares) | shares																											11,000,000																																													2,300,000
Decreased to issued and outstanding share capital																											4.73%
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Holdings interest percentage																								46.03%
Number of shares units issued to investors (in Shares) | shares																																																					2,469,156
Aggreagte purchase price																																																					$ 20,000,000
Number of warrant exercise price per share (in Dollars per share) | $ / shares																																																					$ 10.35
Eventer’s Board of Directors [Member]
Interest in Other Entities (Details) [Line Items]
Estimated value (in New Shekels) | ₪																																																																										₪ 277
Recognized expenses (in New Shekels) | ₪																																																																	₪ 43					₪ 186
Contractual Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding share capital percentage																					2.00%
over the period																					3 years
Risk-free interest rate																					0.49%
Exercise price																					0.00%
Expected volatility																					47.02%
Forecasted life																					5 years
Recognized expenses (in New Shekels) | ₪																																																																	34					₪ 147
Exercise price percentage																					50.00%
Public offering percentage																					50.00%
Estimated amount (in New Shekels) | ₪																																																																	₪ 219
Jeff’s Brands Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Purchase agreement, description																										to the Pro and Purex SPA, the Company acquired 50.01% of Pro’s and 50.03% of Purex’ issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company’s ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the former stockholders, and issue up to USD 500 thousand worth of ADSs to the former stockholders of such companies subject to EBITDA milestones. On July 2021, and Following EBITDA results the Company issued USD 71 thousand worth of ADSs.
Mr. Hakmon and L.I.A. Pure Capital Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Loans amount						$ 4,100,000
Bank Leumi Le-Israel loan [Member]
Interest in Other Entities (Details) [Line Items]
Provide for line of credit																																			$ 1,000,000
Gix Internet Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price																																															33.17%
Provide for line of credit																																																																													$ 200,000
Shares issued (in Shares) | shares																																				3,000,000											3,954,980
Warrants to purchase shares (in Shares) | shares																																																													2,898,183
Number of ADS issued (in Shares) | shares																																																													2,898,183
Exercise price																																																													3 years
Additional shares																																										$ 222,000
Purchased of shares (in Shares) | shares																																																														1,318,426	1,318,426											1,318,426
Share consideration (in Shares) | shares																																																															7,420,151		7,420,151
Gix Interne [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price																																																	24.99%
Shares issued (in Shares) | shares																																																	5,903,718																						5,903,718
Gix Media [Member] | NonadjustingEvent [Member]
Interest in Other Entities (Details) [Line Items]
Provide for line of credit							$ 2,500,000
ViewBix Inc [Member]
Interest in Other Entities (Details) [Line Items]
Interest																																																							8.00%
Cortex [Member]
Interest in Other Entities (Details) [Line Items]
Non-controlling interests																																																														$ 391,000	$ 391,000
Polyrizon Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																				7,688,712																								14,696,340					589,466										3,107,223												589,466
Percentage of issued and outstanding share capital																																																											19.90%
Aggregate gross proceeds																																																											$ 104,000
Additional consideration transferred																																																											$ 1,000,000
Equity financing amount																																																															$ 500,000
Invest an amount																				$ 120,500																								$ 297,000
Term of the license																																																															4 years		4 years
Description of polyrizon products																																																															The Company also has the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.		The Company also has the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products.
Exchange for gross proceeds																				$ 250,000
Investment, percentage																				35.68%
Share-based compensation expense																																																	$ 19
Gross proceeds																																												800,000
Received approximate amount																																												$ 780,000
Polyrizon ordinary shares issued (in Shares) | shares																																												14,328,396
Holds percentage																																																																				37.03%		37.03%
Aggregate proceeds					$ 550,000,000																																	$ 250,000
Amount invested																																						$ 110,000
Charging Robotics Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested																																																																				$ 751,000
Description of agreement																							On January 7, 2021, the Company entered an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology in consideration for USD 75 thousand. Furthermore, the Company entered a collaboration agreement with the seller, whereby the Company committed to invest USD 150 thousand in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd., incorporated on February 1, 2021, which will focus on the Company new electric vehicle and wireless charging activities. Pursuant to the collaboration agreement, the seller is entitled to a monthly consultant fee as well as options to purchase 15 shares, which represents 15% of Charging Robotics’ fully diluted share capital as of its incorporation date, at an exercise price of USD 150 thousand. The option was fully vested on July 30, 2021. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model. For the year ended December 31, 2021, approximately USD 91 thousand were recognized and recorded as expenses.
Cash																																																																															$ 1,000,000
Revoltz Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Description of joint venture agreement																																																						Under the terms of the Venture Agreement, the Company invested an initial amount of USD 250 thousand in consideration of 19,990 ordinary shares of Revoltz Ltd. (“Revoltz”), representing 19.99% of Revoltz’s issued and outstanding share capital on a fully diluted basis. The Venture Agreement requires the Company to invest an additional USD 400 thousand in a second tranche, subject to Revoltz achieving certain post-closing milestones, for 37.5% of Revoltz’s issued and outstanding share capital. As of June 30, 2022, the milestones were not achieved, therefore no additional investments occurred. See also subsequent events note 12.12. The investment in Revoltz was accounted for using the equity method.
Elbit Imaging Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Amount invested																																													$ 134,000
Outstanding share percentage																		5.12%
Outstanding amount																		$ 1,060,000.00
Holding increased percentage																																													5.72%
Cash recevied																																																														91,000	$ 91,000															$ 81,000
Fuel Doctor Holdings Inc [Member]
Interest in Other Entities (Details) [Line Items]
Purchased of shares (in Shares) | shares																																																																				90,000,000
Cash consideration																																																																				$ 262,500
Issued and outstanding shares, percentage																																																																				35.06%		35.06%
Parazero Technologies Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Purchased of shares (in Shares) | shares										674,362																																																																						674,362
Cash consideration										$ 1,613,000
Amount invested										$ 18,000																																																					$ 521,000
Discounted percentage																																																															25.00%		25.00%
Holding increased percentage										40.35%
Cash recevied																																																														$ 1,500	$ 1,500
Considerations										$ 3,998,000																																																																						$ 5,538
Cash recevied										$ 18,000
Parazero Technologies Ltd description									On February 2, 2022 (the “Issue Date”), Parazero issued to Delta a warrant to purchase shares. The exercise price of such warrant is (A) if a Trigger Event (defined below) occurs, the price per share in the IPO, or, (B) if a Trigger Event has not occurred, US $5.9834 per each share, reflecting a pre-money valuation of US $10,000,000 on a fully diluted as-converted basis as of the Issue Date. Further, (A) if an initial public offering of Parazero occurs before the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 90 days from the earlier of (“Trigger Event”): (i) the fifth anniversary of the Issue Date; or (ii) the price per each share has increased by at least 50% compared to the listing price per share as part of the IPO (to be determined based upon one-calendar-month Volume Weighted Average Price. (B) if an initial public offering of the Company occurs before the lapse of the fifth anniversary of the Issue Date, then the warrant shall expire after the lapse of 12 months from the fifth anniversary of the Issue Date. This Warrant shall be exercisable for 51,689 Shares of Parazero, in the event of a Trigger Event, or for 50,139 Shares of Parazero in the event there is no Trigger Event. The fair value of the warrants as of February 2, 2022, was USD 25 thousands. The fair value was calculated using the Black & Scholes option price model. This amount was deducted from the equity as of February 2 ,2022.
Laminera Flow Optimization Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																															324,675	324,675
Warrants to purchase shares (in Shares) | shares																												3,401
Purchased of shares (in Shares) | shares											6,355																																																			7,028	7,028											7,028
Cash consideration											$ 126,000
Company gain																																																															$ 507,000
Percentage of issued and outstanding share capital											11.18%																																																				19.70%		19.70%
Amount invested																															$ 300,000	$ 400,000
Laminera Flow Optimization Ltd. [Member] | Bottom of range [member]
Interest in Other Entities (Details) [Line Items]
Cash consideration																															1,105,000	1,105,000
Laminera Flow Optimization Ltd. [Member] | Top of range [member]
Interest in Other Entities (Details) [Line Items]
Cash consideration																															$ 400,000	$ 400,000
ClearMind Medicine, Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Initial equity percentage								10.00%
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares (in Shares) | shares																																																														150,000	150,000											150,000
SciSparc Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares (in Shares) | shares																																																														150,000	150,000											150,000
Investment, description																																																															As of June 30, 2022 the Company treated the investment as follows: 1. The 10% shares of SciSparc are measured at fair value through profit and loss (Note 3). 2. The 90% shares of SciSparc – accounted for as a short-term forward contract such that the difference between the quoted price and the sale price will be recognized as a provision and the difference between the total cost paid by the Company (USD 5.5 per share) and the price in the forward transaction (USD 6.05 per share) will be recognized as financing income.		As of June 30, 2022 the Company treated the investment as follows: 1. The 10% shares of SciSparc are measured at fair value through profit and loss (Note 3). 2. The 90% shares of SciSparc – accounted for as a short-term forward contract such that the difference between the quoted price and the sale price will be recognized as a provision and the difference between the total cost paid by the Company (USD 5.5 per share) and the price in the forward transaction (USD 6.05 per share) will be recognized as financing income.
Buffalo Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Purchase percentage												85.00%
Consideration ordinary shares (in Shares) | shares												150,000
Warrant per share (in Dollars per share) | $ / shares												$ 0.72
Paid transactions												$ 72,000
Issued capital [member]
Interest in Other Entities (Details) [Line Items]
Loan principal																	$ 375,000

[1]	Restated to reflect the reverse split at a ratio of 20:1 occurred on July 8, 2022 – see also note 8.